Note 2 - Summary of Significant Accounting Policies - Inventories (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Raw material	$ 14,555	$ 12,162
Finished goods	19,891	25,273
Total	$ 34,446	$ 37,435